Interest Rate Swap	12 Months Ended
Dec. 31, 2014
Interest Rate Swap [Abstract]
Interest Rate Swap

10. Interest Rate Swap

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. In January 2012, the Company executed three interest rate swap agreements to hedge the variable cash flows associated with existing variable-rate debt pursuant to the Term Loan Facility. As of December 31, 2014, the Company had outstanding interest rate derivatives with a combined notional amount of $640,000 that were designated as cash flow hedges of interest rate risk.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $2,567 will be reclassified as an increase to interest expense.

The following table summarizes the fair value of the Company’s derivative instruments at December 31, 2014 and 2013, respectively:

	Fair Values of Derivative Instruments
	Asset (Liability) Derivatives
		December 31,	December 31,
	Balance Sheet Location	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$222	$899
Interest rate swaps	Accrued expenses	(2,567)	(2,575)
		$(2,345)	$(1,676)

Tabular Disclosure of the Effect of Derivative Instruments on the Statement of Operations

The effect of the derivative instruments on the accompanying consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012, respectively, is summarized in the following table:

	Year Ended December 31,
	2014	2013	2012
Derivatives in Cash Flow Hedging Relationships
Gain/ (loss) related to effective portion of derivative recognized in other comprehensive loss	$(3,255)	$(1,559)	$8,194
Gain/ (loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(2,587)	$(2,586)	$(2,373)

Credit Risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company also could be declared in default on its derivative obligations.

As of December 31, 2014, the termination value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $3,051. If the Company had breached any of these provisions at December 31, 2014, the Company could have been required to settle its obligations under the agreements at this termination value. The Company does not offset any derivative instruments and the derivative instruments are not subject to collateral posting requirements.